Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
20. Subsequent Events
The Company has evaluated subsequent events through the financial statement issuance date, November 14, 2023, pursuant to ASC
855-10
Subsequent Events.
On October 6, 2023, the Company entered into an asset purchase agreement (the “Asset Purchase Agreement”) with CLMBR, Inc and CLMBR1, LLC (the “Sellers”) to purchase and acquire substantially all of the assets and assume certain liabilities of the Sellers.

The purchase price enterprise value under the Asset Purchase Agreement is approximately $16.9 million, of which $6.0 million will be paid in the form of the Company’s common stock, and the Company will assume $1.5 million of subordinated debt and will retire $9.4 million of senior debt. The number of shares to be issued will be based on the volume weighted average price (“VWAP”) of the Company’s common stock based on the 10 consecutive trading days ending on (and including) the closing date of the Acquisition, on The Nasdaq Stock Market LLC (“Nasdaq”); provided, however, that such VWAP shall not exceed or be less than an amount equal to twenty-five percent (25%) of the VWAP for the common stock based on the 10 consecutive trading days ending on (and including) the date the Asset Purchase Agreement was executed (the “VWAP Collar”).
The Sellers shall also be entitled to receive a contingent payment in the form of the Company’s common stock (collectively, the
“Earn-Out
Shares”) calculated in the manner set forth in the Asset Purchase Agreement based on the 2024 Unit Sales (as defined in the Asset Purchase Agreement) and the VWAP for the Company’s common stock based on the 10 consecutive trading days ending on (and including) December 31, 2024, subject to the VWAP collar. In addition, in the event the 2024 Unit Sales include at least 2,400 Units sold in the business-to-business
channel, the Sellers shall be entitled to an additional number of
Earn-Out
Shares calculated in the manner set forth in the Asset Purchase Agreement subject to total maximum number of 22,665,681
Earn-Out
Shares.
The Asset Purchase Agreement contains customary representations and warranties and covenants for a transaction of this nature and customary indemnification provisions with respect to certain matters, including breaches of the Company’s and Sellers’ representations and warranties.
On October 30, 2023, the Company entered into an agreement with the former principal stockholder regarding a mutually agreed upon repayment schedule with respect to outstanding promissory notes previously issued to such former principal stockholder.
On November 3, 2023, THLWY, LLC waived their rights to seek remedies resulting from an event of default on the June 2023 Notes.
On November 10, 2023, the Company issued secured promissory notes in the aggregate principal amount of approximately $1.9 million, of which approximately $0.8 million was with a related party, with an original issuance discount of 15%, due November 9, 2024. Interest on the outstanding principal of the notes accrues initially at a rate of 3% per annum, with a step-up
interest rate of 8% per annum after January 31, 2024 until maturity. In addition, the Company issued warrants to purchase shares of common stock of the Company to the noteholders, which warrants expire five years from the date of issuance.

23. Subsequent Events
The Company has evaluated subsequent events through the financial statement issuance date, March 29, 2023, pursuant to ASC 855-10
Subsequent Events.
In December 2022, January 2023 and February 2023, the Company issued 9,749,439 shares of Class A common stock (of which 1,072,438 were issued in December 2022 and 8,677,001 were issued in January and February 2023) pursuant to a rights offering involving the sale of Class A common stock to all existing accredited investors as of December 19, 2022 at a price equal to approximately $0.51 per share. Each accredited investor received the right to elect to purchase shares of Class A common stock in the rights offering up to their respective pro rata amount, which was equal to the product of (x) $5,000,000, multiplied by (y) the quotient obtained by dividing (a) the number of shares of the Company’s capital stock held by the accredited investor as of December 19, 2022 including any common stock issuable on the exercise of warrants or options held by such accredited investor as of December 19, 2022, by (b) the Company’s fully-diluted capitalization as of December 19, 2022.
In March 2023, the Company issued warrants to four accredited investors in consideration for services rendered, which warrants are exercisable for a total number of shares of the Company’s common stock that is determined by dividing $400,000 by (x) the price per share of the Company’s next bona fide equity financing with total proceeds of at least $10,000,000 or (y) the offering price per share in the Company’s contemplated initial public offering price, whichever event occurs first, for an exercise price of $0.01 per share, in whole or in part. The warrants may also be net exercised upon election.
On February 27, 2023, the Company filed an Amended and Restated Certificate of Incorporation of Interactive Strength Inc., which converted all issued shares of Class A Common Stock and Class B Common Stock into shares of Common Stock on a one to one basis.

On March 6, 2023, the Company entered into a Termination Agreement with a third-party content provider (“Content Provider”) to terminate a service agreement and collaboration agreement previously entered into in 2021. The Company made a payment of $0.1 million to the Content Provider on February 13, 2022 and has no further obligations to the Content Provider.
In March 2023, the Company issued an aggregate of $2.0 million of senior secured notes to three investors, including one related party, with associated warrants to purchase the Company’s common stock at an exercise price of $0.0001, in lieu of future cash interest payments under the senior secured notes issued to such investors.